GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 16:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Company activity). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following present total revenues for the years ended December 31, 2016, 2015 and 2014 and real estate property as of December, 31, 2016, 2015 and 2014:

	2016		2015		2014
		Real estate		Real estate		Real estate
	Total revenues	property, net	Total revenues	property, net	Total revenues	property, net

Switzerland	$12,104	$160,089	$12,503	$165,371	$12,830	$166,921
Germany	3,338	28,864	1,914	30,820	-	-
United States	896	18,737	856	18,649	1,108	18,283

	$16,338	$207,690	$15,273	$214,840	$13,938	$185,204